BASIS OF CONSOLIDATION AND INVESTMENTS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands							1 Months Ended	12 Months Ended
	Sep. 29, 2023	Dec. 15, 2022	Oct. 21, 2022	Mar. 23, 2021	Feb. 17, 2021	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jul. 31, 2022	May 18, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
[custom:NetEquity-0]											R$ 2,383,276
Capital reserve								R$ 32,720	R$ 32,720
Number of shares sold by CSN								377,804,907
Number of share before initial public offering								5,430,057,060
Number of shares issued												6,381,908
Cancellation of nominative common shares													105,907,300
Value on closing of transaction	R$ 114,763,385
Reverse impairment of fair value								R$ 387,989
Investment property								205,954	159,080	R$ 162,181				R$ 162,181
Investment property [member]
IfrsStatementLineItems [Line Items]
Investment property								R$ 2,235,614	R$ 2,163,610
C S N Mineracao [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued								161,189,078
Number of value issued								R$ 1,370,107
Transaction costs								R$ 1,347,862
Issuance of diluted shares								161,189,078
C S N Mineracao S A [Member]
IfrsStatementLineItems [Line Items]
Stake percentage								79.75%	79.75%
Companhia Estadual De Geracaode Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Stake percentage		32.73%	66.23%					99.99%
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Stake percentage								99.99%
C S N Mineracao [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary							9.30%	79.75%	78.24%
Number of shares sold					161,189,078
Number of shares sold by CSN					422,961,066		377,804,907
Number of shares sold by CSN					372,749,743
Number of share before initial public offering					50,211,323
Price per share					R$ 8.50
Number of value issued							R$ 3,211,342
Transaction costs							R$ 3,164,612
C S N Mineracao [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares sold by CSN							50,211,323
Ita Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								48.75%
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								37.27%
M R S Logistica S A [Member] | Indirect Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								18.64%
M R S Logistica S A [Member] | Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								14.86%
Consorcio Da Usina Hidreletrica De Igarapava [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								17.92%
Consorcio Da Usina Hidreletrica De Itauba [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								100.00%
Consorcio Da Usina Hidreletrica De Itauba [Member] | Indirect Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								63.40%
Consorcio Da Usina Hidreletrica De Itauba [Member] | Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								36.60%
Consorcio Da Usina Hidreletrica De Passo Real [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								100.00%
Consorcio Da Usina Hidreletrica De Passo Real [Member] | Indirect Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								53.03%
Consorcio Da Usina Hidreletrica De Passo Real [Member] | Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								46.97%
Panatlantica S A [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary									11.31%	11.31%
Arvedi Metalfer Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary									20.00%	20.00%
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
[custom:NetEquity-0]								R$ 2,383,275,916
[custom:ShareCapital-0]								2,300,489,487
Capital reserve								R$ 82,786,429
Interest in subsidiary								99.99%	99.99%
F T L Ferrovia Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary								92.71%	92.71%
F T L Ferrovia Transnordestina Logistica S A [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Advances for future capital				R$ 10,860
Interest in subsidiary				92.38%
Other comprehensive income				R$ 29
F T L Ferrovia Transnordestina Logistica S A [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary				92.71%
C S N Cimentos [Member]
IfrsStatementLineItems [Line Items]
Capital increased						R$ 2,956,094
Issuance of new common shares						2,956,094,491